Intangible assets, net (Schedule of Amortization Expenses Related to Intangible Assets) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2019	$ 1,309
2020	1,309
2021	1,309
2022	1,309
2023	1,309
2024 and thereafter	$ 16,034